UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Blue Chip Value Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	27
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,094.50	$5.02
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.42	$4.84

* Expenses are equal to the Fund’s annualized expense ratio of .95%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	3.9	3.9
Honeywell International, Inc.	3.6	3.8
General Electric Co.	2.7	4.2
Exxon Mobil Corp.	2.6	3.5
Pfizer, Inc.	1.8	1.0
JPMorgan Chase & Co.	1.7	1.6
Halliburton Co.	1.6	1.4
Hewlett Packard Co.	1.5	1.0
Bank of America Corp.	1.4	2.2
Altria Group, Inc.	1.4	1.4
	22.2
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	23.2	20.7
Energy	14.3	15.0
Industrials	13.3	16.1
Health Care	12.9	9.5
Consumer Discretionary	10.1	9.7

5 Semiannual Report

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 97.8%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 10.1%
Auto Components 0.1%
Gentex Corp.	21,700	$362,390
Automobiles – 0.5%
Ford Motor Co.	80,100	687,258
General Motors Corp. (d)	14,800	356,088
Hyundai Motor Co.	2,720	247,100
		1,290,446
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A (a)	6,400	356,288
Service Corp. International (SCI)	54,500	445,810
		802,098
Hotels, Restaurants & Leisure 0.7%
Gaylord Entertainment Co. (a)	300	12,900
McDonald’s Corp.	34,300	1,200,843
Red Robin Gourmet Burgers, Inc. (a)	12,200	484,218
		1,697,961
Household Durables – 0.8%
D.R. Horton, Inc.	10,500	391,860
KB Home	8,700	662,940
Sony Corp. sponsored ADR	21,300	1,041,570
		2,096,370
Internet & Catalog Retail 0.8%
Coldwater Creek, Inc. (a)	20,850	425,340
eBay, Inc. (a)	25,100	1,081,810
Expedia, Inc. (a)	8,850	230,277
IAC/InterActiveCorp (a)	6,550	190,081
		1,927,508
Leisure Equipment & Products – 1.2%
Eastman Kodak Co.	104,700	2,627,970
Leapfrog Enterprises, Inc. Class A (a)(d)	24,800	281,232
		2,909,202
Media – 3.2%
CBS Corp. Class B	4,320	112,882
Clear Channel Communications, Inc.	18,900	553,203
Clear Channel Outdoor Holding, Inc. Class A	10,500	209,475
Lamar Advertising Co. Class A (a)	23,096	1,060,568
Live Nation, Inc. (a)	2,362	41,926
Media General, Inc. Class A	7,900	378,015
News Corp. Class A	19,432	306,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Omnicom Group, Inc.	2,500	$204,475
Time Warner, Inc.	64,200	1,125,426
Univision Communications, Inc. Class A (a)	75,200	2,394,368
Viacom, Inc. Class B (non-vtg.) (a)	4,320	179,194
Walt Disney Co.	51,100	1,293,341
		7,859,121
Multiline Retail – 0.6%
Federated Department Stores, Inc.	16,400	1,092,732
KarstadtQuelle AG (a)	14,900	320,511
Lotte Shopping Co. Ltd. GDR (a) (e)	6,300	130,221
		1,543,464
Specialty Retail – 1.8%
Best Buy Co., Inc.	16,800	851,088
Circuit City Stores, Inc.	9,900	249,579
Eddie Bauer Holdings, Inc. (a)	8,000	120,000
Gymboree Corp. (a)	25,000	616,000
Home Depot, Inc.	45,300	1,836,915
Maidenform Brands, Inc.	600	6,702
Staples, Inc.	22,700	538,217
Urban Outfitters, Inc. (a)	9,200	251,252
		4,469,753
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp. (a)	6,200	197,966

TOTAL CONSUMER DISCRETIONARY		25,156,279

CONSUMER STAPLES 4.8%
Beverages – 0.6%
Coca-Cola Enterprises, Inc.	20,500	404,670
Diageo PLC sponsored ADR	4,900	294,098
PepsiCo, Inc.	5,100	291,618
The Coca-Cola Co.	11,800	488,284
		1,478,670
Food & Staples Retailing – 1.2%
CVS Corp.	8,000	222,080
Kroger Co. (a)	73,600	1,354,240
Safeway, Inc.	21,500	503,960
Wal-Mart Stores, Inc.	16,900	779,259
		2,859,539

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food Products 0.2%
Nestle SA (Reg.)	1,505	$441,522
Household Products – 1.0%
Colgate-Palmolive Co.	47,400	2,601,786
Personal Products 0.4%
Avon Products, Inc.	33,900	960,048
Tobacco 1.4%
Altria Group, Inc.	48,100	3,479,554

TOTAL CONSUMER STAPLES		11,821,119

ENERGY 14.3%
Energy Equipment & Services – 6.2%
BJ Services Co.	48,800	1,975,912
FMC Technologies, Inc. (a)	12,900	668,478
GlobalSantaFe Corp.	20,400	1,245,420
Halliburton Co.	50,700	4,033,185
National Oilwell Varco, Inc. (a)	38,957	2,963,459
Noble Corp.	6,000	482,640
Pride International, Inc. (a)	35,500	1,253,505
Schlumberger Ltd. (NY Shares)	14,000	1,784,300
Smith International, Inc.	24,900	1,120,500
		15,527,399
Oil, Gas & Consumable Fuels – 8.1%
Amerada Hess Corp.	5,900	913,320
Apache Corp.	5,520	416,926
Chevron Corp.	38,900	2,309,882
ConocoPhillips	11,000	711,700
CONSOL Energy, Inc.	3,500	255,150
Devon Energy Corp.	4,400	300,124
El Paso Corp.	60,500	814,330
Exxon Mobil Corp.	103,400	6,488,350
Houston Exploration Co. (a)	14,700	912,723
International Coal Group, Inc. (a)	9,800	99,176
Massey Energy Co.	18,000	742,500
Occidental Petroleum Corp.	8,400	820,764
OMI Corp.	18,200	319,592
Overseas Shipholding Group, Inc.	5,000	257,900
Quicksilver Resources, Inc. (a)	33,350	1,676,505
Ultra Petroleum Corp. (a)	3,600	247,644
USEC, Inc.	15,000	229,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Valero Energy Corp.	26,900	$ 1,679,367
XTO Energy, Inc.	16,300	800,004
		19,995,307

TOTAL ENERGY		35,522,706

FINANCIALS – 23.2%
Capital Markets 4.4%
Bear Stearns Companies, Inc.	2,400	303,504
Charles Schwab Corp.	46,400	686,256
Investors Financial Services Corp.	8,100	380,214
Lehman Brothers Holdings, Inc.	5,300	744,385
Merrill Lynch & Co., Inc.	32,600	2,447,282
Morgan Stanley	32,900	2,021,705
Nomura Holdings, Inc.	45,000	877,950
Nuveen Investments, Inc. Class A	7,200	326,664
State Street Corp.	33,000	1,995,180
TradeStation Group, Inc. (a)	34,300	606,767
UBS AG (NY Shares)	5,500	598,400
		10,988,307
Commercial Banks – 3.9%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	23,500	938,590
Bank of America Corp.	79,316	3,508,147
Kookmin Bank sponsored ADR	5,000	398,700
Korea Exchange Bank (a)	48,790	752,281
UCBH Holdings, Inc.	29,300	508,355
Wachovia Corp.	48,556	2,662,325
Wells Fargo & Co.	12,200	760,792
		9,529,190
Diversified Financial Services – 2.8%
CBOT Holdings, Inc. Class A	100	10,590
Citigroup, Inc.	58,700	2,734,246
IntercontinentalExchange, Inc.	300	15,246
JPMorgan Chase & Co.	105,452	4,191,717
		6,951,799
Insurance – 9.0%
ACE Ltd.	44,380	2,429,805
American International Group, Inc.	147,500	9,655,349
Aspen Insurance Holdings Ltd.	16,600	384,788

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
Endurance Specialty Holdings Ltd.	6,100	$200,873
Hartford Financial Services Group, Inc.	30,300	2,491,569
Hilb Rogal & Hobbs Co.	15,300	594,864
Montpelier Re Holdings Ltd.	5,200	100,360
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	2,600	353,042
Navigators Group, Inc. (a)	2,500	111,675
PartnerRe Ltd.	20,000	1,235,600
Platinum Underwriters Holdings Ltd.	14,200	435,230
Scottish Re Group Ltd.	10,700	263,434
Swiss Reinsurance Co. (Reg.)	4,532	336,997
The Chubb Corp.	2,200	207,570
The St. Paul Travelers Companies, Inc.	24,400	1,107,272
Unitrin, Inc.	2,000	88,420
W.R. Berkley Corp.	32,900	1,625,260
XL Capital Ltd. Class A	11,300	764,558
		22,386,666
Real Estate 1.2%
Apartment Investment & Management Co. Class A	13,110	557,437
Equity Lifestyle Properties, Inc.	6,000	276,000
Equity Residential (SBI)	18,800	797,308
General Growth Properties, Inc.	16,300	841,080
Spirit Finance Corp. (e)	2,000	24,080
The Mills Corp.	9,200	381,340
		2,877,245
Thrifts & Mortgage Finance – 1.9%
Doral Financial Corp.	32,900	357,623
Fannie Mae	46,140	2,673,352
Freddie Mac	11,500	780,390
Golden West Financial Corp., Delaware	6,220	439,256
Hudson City Bancorp, Inc.	38,400	476,928
W Holding Co., Inc.	6,732	57,963
		4,785,512

TOTAL FINANCIALS		57,518,719

HEALTH CARE – 12.9%
Biotechnology – 2.8%
Alkermes, Inc. (a)	5,400	131,436
Alnylam Pharmaceuticals, Inc. (a)	35,200	473,088
Amgen, Inc. (a)	4,400	320,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Biotechnology – continued
Biogen Idec, Inc. (a)	16,600	$742,850
BioMarin Pharmaceutical, Inc. (a)	40,500	475,065
Cephalon, Inc. (a)	38,400	2,722,176
Genentech, Inc. (a)	3,000	257,760
Illumina, Inc. (a)	8,000	171,520
ImClone Systems, Inc. (a)	13,500	486,405
Martek Biosciences (a)	6,400	184,320
MedImmune, Inc. (a)	20,500	699,460
ONYX Pharmaceuticals, Inc. (a)	4,600	129,214
Serologicals Corp. (a)	8,600	192,296
		6,986,306
Health Care Equipment & Supplies – 4.1%
Aspect Medical Systems, Inc. (a)	4,000	144,680
Baxter International, Inc.	85,140	3,137,409
C.R. Bard, Inc.	4,600	291,732
Cooper Companies, Inc.	3,100	171,833
Dade Behring Holdings, Inc.	6,400	250,432
Dionex Corp. (a)	5,900	312,877
Foxhollow Technologies, Inc. (a)	5,100	137,037
Inverness Medical Innovations, Inc. (a)	16,400	440,340
Medtronic, Inc.	30,200	1,705,394
PerkinElmer, Inc.	35,100	798,174
Thermo Electron Corp. (a)	42,000	1,412,880
Varian Medical Systems, Inc. (a)	4,300	258,903
Varian, Inc. (a)	4,400	168,828
Waters Corp. (a)	24,400	1,023,580
		10,254,099
Health Care Providers & Services – 1.1%
Community Health Systems, Inc. (a)	7,600	276,564
Emdeon Corp. (a)	32,800	306,352
McKesson Corp.	6,200	328,600
Psychiatric Solutions, Inc. (a)	18,300	603,717
UnitedHealth Group, Inc.	16,200	962,604
WebMD Health Corp. Class A (d)	7,000	279,580
		2,757,417
Pharmaceuticals – 4.9%
Allergan, Inc.	4,000	465,600
Johnson & Johnson	3,600	207,144
Merck & Co., Inc.	74,100	2,556,450
Pfizer, Inc.	170,200	4,370,736

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Schering-Plough Corp.	81,110	$ 1,553,257
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,600	707,658
Wyeth	46,800	2,164,500
		12,025,345

TOTAL HEALTH CARE		32,023,167

INDUSTRIALS – 13.3%
Aerospace & Defense – 5.0%
Embraer – Empresa Brasileira de Aeronautica SA sponsored
ADR	8,700	353,655
Goodrich Corp.	17,700	696,849
Hexcel Corp. (a)	39,300	820,191
Honeywell International, Inc.	231,760	8,904,219
Raytheon Co.	11,900	487,543
United Technologies Corp.	20,500	1,196,585
		12,459,042
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	14,800	605,468
Airlines – 0.6%
ACE Aviation Holdings, Inc. Class A (a)	9,200	287,563
AirTran Holdings, Inc. (a)	26,000	440,440
JetBlue Airways Corp. (a)	25,950	338,388
Southwest Airlines Co.	15,100	248,546
US Airways Group, Inc. (a)	4,800	140,832
		1,455,769
Building Products 0.1%
Masco Corp.	6,200	183,830
Commercial Services & Supplies – 0.7%
Equifax, Inc.	5,700	218,424
Robert Half International, Inc.	26,330	961,835
The Brink’s Co.	11,200	595,840
		1,776,099
Construction & Engineering – 1.0%
Fluor Corp.	20,600	1,811,770
Jacobs Engineering Group, Inc. (a)	9,100	758,667
		2,570,437
Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR (a)	28,100	306,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Electrical Equipment – continued
Cooper Industries Ltd. Class A	3,400	$277,610
Rockwell Automation, Inc.	10,900	720,163
		1,304,625
Industrial Conglomerates – 3.6%
General Electric Co.	203,150	6,653,163
Smiths Group PLC	35,700	630,004
Tyco International Ltd.	61,040	1,590,092
		8,873,259
Machinery – 0.6%
Deere & Co.	14,500	1,040,520
Watts Water Technologies, Inc. Class A	10,300	346,904
		1,387,424
Road & Rail 0.7%
Norfolk Southern Corp.	30,900	1,540,056
Old Dominion Freight Lines, Inc. (a)	4,500	128,430
		1,668,486
Trading Companies & Distributors – 0.3%
H&E Equipment Services, Inc.	800	18,480
WESCO International, Inc. (a)	12,700	608,711
		627,191

TOTAL INDUSTRIALS		32,911,630

INFORMATION TECHNOLOGY – 10.0%
Communications Equipment – 1.3%
Comverse Technology, Inc. (a)	33,600	920,304
Dycom Industries, Inc. (a)	20,100	495,666
Extreme Networks, Inc. (a)	50,200	245,980
MasTec, Inc. (a)	27,300	328,965
Motorola, Inc.	12,400	281,604
Nokia Corp. sponsored ADR	44,500	817,910
Nortel Networks Corp. (a)	78,800	236,400
		3,326,829
Computers & Peripherals – 2.2%
Apple Computer, Inc. (a)	4,700	354,897
Hewlett-Packard Co.	115,800	3,610,644
Palm, Inc. (a)	3,200	126,336

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Seagate Technology	42,000	$ 1,095,360
Western Digital Corp. (a)	13,600	297,296
		5,484,533
Electronic Equipment & Instruments – 1.8%
Agilent Technologies, Inc. (a)	55,300	1,875,223
Amphenol Corp. Class A	4,700	238,901
Jabil Circuit, Inc. (a)	9,800	395,920
Symbol Technologies, Inc.	57,300	707,655
Trimble Navigation Ltd. (a)	9,700	388,194
Vishay Intertechnology, Inc. (a)	47,500	751,925
		4,357,818
Internet Software & Services – 0.8%
Digital River, Inc. (a)	4,000	134,320
Google, Inc. Class A (sub. vtg.) (a)	2,900	1,256,425
Yahoo!, Inc. (a)	14,500	497,930
		1,888,675
IT Services – 0.6%
Ceridian Corp. (a)	22,300	550,364
First Data Corp.	19,900	897,490
		1,447,854
Office Electronics – 0.2%
Xerox Corp. (a)	29,200	417,852
Semiconductors & Semiconductor Equipment – 1.5%
Altera Corp. (a)	10,100	195,031
Freescale Semiconductor, Inc. Class A (a)	20,200	508,232
Intel Corp.	43,000	914,610
Marvell Technology Group Ltd. (a)	6,500	444,730
Maxim Integrated Products, Inc.	8,900	365,256
Micron Technology, Inc. (a)	29,100	427,188
PMC-Sierra, Inc. (a)	19,500	184,470
Samsung Electronics Co. Ltd.	690	531,947
Teradyne, Inc. (a)	14,400	250,848
		3,822,312
Software 1.6%
BEA Systems, Inc. (a)	34,459	357,340
Cognos, Inc. (a)	4,000	154,879
Macrovision Corp. (a)	8,200	152,438
Microsoft Corp.	58,560	1,648,464
NAVTEQ Corp. (a)	16,000	718,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Oracle Corp. (a)	13,600	$170,952
Symantec Corp. (a)	32,600	599,188
Ulticom, Inc. (a)	17,800	180,136
		3,981,957

TOTAL INFORMATION TECHNOLOGY		24,727,830

MATERIALS 5.4%
Chemicals – 2.4%
Chemtura Corp.	34,500	433,665
Cytec Industries, Inc.	4,600	228,160
E.I. du Pont de Nemours & Co.	30,900	1,209,735
Ecolab, Inc.	12,500	447,625
Georgia Gulf Corp.	10,300	352,260
Lyondell Chemical Co.	36,518	876,797
Monsanto Co.	3,000	253,830
NOVA Chemicals Corp.	14,900	516,748
Praxair, Inc.	19,400	1,021,992
Rockwood Holdings, Inc.	19,600	416,108
Rohm & Haas Co.	5,500	279,950
		6,036,870
Construction Materials 0.2%
Martin Marietta Materials, Inc.	5,600	474,768
Containers & Packaging – 1.0%
Ball Corp.	5,500	222,750
Owens Illinois, Inc. (a)	33,700	741,063
Packaging Corp. of America	31,300	726,160
Smurfit-Stone Container Corp. (a)	49,869	637,825
		2,327,798
Metals & Mining – 1.8%
Alcoa, Inc.	21,400	674,100
Freeport-McMoRan Copper & Gold, Inc. Class B	9,100	584,675
Industrias Penoles SA de CV	20,000	134,058
Newmont Mining Corp.	42,000	2,595,600
Oregon Steel Mills, Inc. (a)	12,600	518,742
		4,507,175

TOTAL MATERIALS		13,346,611

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	91,800	$ 2,382,210
Covad Communications Group, Inc. (a)	158,312	186,808
Verizon Communications, Inc.	16,300	516,058
		3,085,076
Wireless Telecommunication Services – 1.7%
American Tower Corp. Class A (a)	66,900	2,069,886
Leap Wireless International, Inc. (a)	6,000	222,000
Sprint Nextel Corp.	84,039	1,923,653
		4,215,539

TOTAL TELECOMMUNICATION SERVICES		7,300,615

UTILITIES – 0.9%
Electric Utilities – 0.2%
PPL Corp.	11,400	343,482
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	19,400	330,576
Mirant Corp. (a)	10,300	288,400
TXU Corp.	3,880	196,483
		815,459
Multi-Utilities – 0.4%
CMS Energy Corp. (a)	35,100	507,897
PG&E Corp.	12,300	458,913
		966,810

TOTAL UTILITIES		2,125,751

TOTAL COMMON STOCKS
(Cost $205,519,780)		242,454,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Money Market Funds 3.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.46% (b)	6,966,164	$6,966,164
Fidelity Securities Lending Cash Central Fund,
4.48% (b)(c)	698,400	698,400
TOTAL MONEY MARKET FUNDS
(Cost $7,664,564)		7,664,564
TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $213,184,344)		250,118,991

NET OTHER ASSETS – (0.9)%		(2,331,310)
NET ASSETS 100%		$247,787,681

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $154,301 or
0.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Cash Central Fund	$64,552
Fidelity Securities Lending Cash Central Fund	8,606
Total	$73,158

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $676,112) See accompanying schedule:
Unaffiliated issuers (cost $205,519,780)	$242,454,427
Affiliated Central Funds (cost $7,664,564)	7,664,564
Total Investments (cost $213,184,344)		$250,118,991
Cash		77
Receivable for investments sold		4,866,970
Receivable for fund shares sold		894,922
Dividends receivable		96,551
Interest receivable		32,379
Prepaid expenses		790
Other receivables		23,967
Total assets		256,034,647

Liabilities
Payable for investments purchased	$6,922,129
Payable for fund shares redeemed	422,407
Accrued management fee	113,081
Other affiliated payables	59,583
Other payables and accrued expenses	31,366
Collateral on securities loaned, at value	698,400
Total liabilities		8,246,966

Net Assets		$247,787,681
Net Assets consist of:
Paid in capital		$210,264,538
Distributions in excess of net investment income		(32,316)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		621,080
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		36,934,379
Net Assets, for 17,539,100 shares outstanding		$247,787,681
Net Asset Value, offering price and redemption price per
share ($247,787,681 ÷ 17,539,100 shares)		$14.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$1,465,308
Interest		76
Income from affiliated Central Funds		73,158
Total income		1,538,542

Expenses
Management fee
Basic fee	$569,560
Performance adjustment	(8,297)
Transfer agent fees	301,004
Accounting and security lending fees	37,573
Independent trustees’ compensation	410
Custodian fees and expenses	11,661
Registration fees	16,747
Audit	19,524
Legal	2,521
Miscellaneous	2,682
Total expenses before reductions	953,385
Expense reductions	(31,240)	922,145

Net investment income (loss)		616,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,842,395
Foreign currency transactions	1,258
Total net realized gain (loss)		3,843,653
Change in net unrealized appreciation (depreciation) on:
Investment securities	14,627,011
Assets and liabilities in foreign currencies	(269)
Total change in net unrealized appreciation
(depreciation)		14,626,742
Net gain (loss)		18,470,395
Net increase (decrease) in net assets resulting from
operations		$19,086,792

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$616,397	$1,039,907
Net realized gain (loss)	3,843,653	603,411
Change in net unrealized appreciation (depreciation) .	14,626,742	17,741,384
Net increase (decrease) in net assets resulting
from operations	19,086,792	19,384,702
Distributions to shareholders from net investment income .	(1,177,174)	(665,959)
Distributions to shareholders from net realized gain	(3,435,206)	(480,889)
Total distributions	(4,612,380)	(1,146,848)
Share transactions
Proceeds from sales of shares	78,375,811	147,890,874
Reinvestment of distributions	4,472,691	1,111,333
Cost of shares redeemed	(31,605,842)	(53,710,260)
Net increase (decrease) in net assets resulting from
share transactions	51,242,660	95,291,947
Total increase (decrease) in net assets	65,717,072	113,529,801

Net Assets
Beginning of period	182,070,609	68,540,808
End of period (including distributions in excess of net
investment income of $32,316 and undistributed net
investment income of $540,880, respectively)	$247,787,681	$182,070,609

Other Information
Shares
Sold	5,789,607	12,009,001
Issued in reinvestment of distributions	332,763	95,055
Redeemed	(2,362,523)	(4,420,951)
Net increase (decrease)	3,759,847	7,683,105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003E
Selected Per Share Data
Net asset value, beginning of
period	$ 13.21	$ 11.24	$ 9.73	$ 10.00
Income from Investment
Operations
Net investment income (loss)D	04.11		.05	_G
Net realized and unrealized
gain (loss)	1.19	2.03	1.52	(.27)
Total from investment operations	1.23	2.14	1.57	(.27)
Distributions from net investment
income	(.08)	(.09)	(.02)	—
Distributions from net realized
gain	(.23)	(.08)	(.04)	—
Total distributions	(.31)	(.17)	(.06)	—
Net asset value, end of period	$ 14.13	$ 13.21	$ 11.24	$ 9.73
Total ReturnB,C	9.45%	19.20%	16.16%	(2.70)%
Ratios to Average Net AssetsF
Expenses before reductions	95%A	.97%	1.17%	3.37%A
Expenses net of fee waivers, if
any	95%A	.97%	1.17%	1.50%A
Expenses net of all reductions	92%A	.93%	1.13%	1.50%A
Net investment income (loss)	62%A	.85%	.50%	.41%A
Supplemental Data
Net assets, end of period (000
omitted)	$247,788	$182,071	$68,541	$18,582
Portfolio turnover rate	72%A	81%	111%	84%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period June 17, 2003 (commencement of operations) to July 31, 2003.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Blue Chip Value Fund (the fund) is a non diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

22

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$39,388,268
Unrealized depreciation	(3,186,619)
Net unrealized appreciation (depreciation)	$36,201,649
Cost for federal income tax purposes	$213,917,342

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Semiannual Report

24

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $114,116,905 and $72,249,447, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. The fund’s performance adjustment took effect in June 2004. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,821 for the period.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $8,606.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $30,958 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $282.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

26

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Blue Chip Value Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

28

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

29 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 30

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

31 Semiannual Report

31

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Inc. Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

BCV USAN-0306 1.789732.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund: Fidelity Blue Chip Value Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Blue Chip Value Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006